Note 12 - Nonrecourse Debt (Details) - Future Minimum Principal Payments of Nonrecourse Debt (USD $)	Mar. 31, 2014	Dec. 31, 2013
Note 12 - Nonrecourse Debt (Details) - Future Minimum Principal Payments of Nonrecourse Debt [Line Items]
2014		$ 910,612
2015		196,228
2016		196,968
2017		176,940
2018		289,836
Thereafter		2,263,645
Total	10,367,266	9,867,289
Nonrecourse Debt [Member]
Note 12 - Nonrecourse Debt (Details) - Future Minimum Principal Payments of Nonrecourse Debt [Line Items]
2014		834,555
2015		888,267
2016		632,929
2017		569,060
2018		605,310
Thereafter		6,337,168
Total		$ 9,867,289